Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable-third parties	$ 14,158	$ 17,095
Accounts payable-related party (Note 20(ii))	6,507	20
Accounts Payable	25,625	24,365
Non-controlling shareholders of subsidiaries
Accounts payable-third parties	$ 4,960	$ 7,250